BORROWINGS - Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 25, 2024 CNY (¥)	Dec. 27, 2023 CNY (¥)
BORROWINGS
Short-term borrowing	¥ 50,000			$ 6,850
Interest expenses for short-term borrowings	¥ 1,263	¥ 0	¥ 0
Annual weighted average interest rate for short-term borrowings (%)	2.85%	0.00%	0.00%	2.85%
Industrial and Commercial Bank of China
BORROWINGS
Short-term borrowing	¥ 20,000				¥ 20,000
Fixed interest rate (%)					2.85%
Bank of China
BORROWINGS
Short-term borrowing	¥ 30,000					¥ 30,000
Fixed interest rate (%)						2.85%